1933 Act/Rule 497(e)

Virtus Opportunities Trust

101 Munson Street

Greenfield, Massachusetts 01301

April 6, 2018

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust

File Nos. 033-65137 and 811-7455

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Newfleet Bond Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund and Virtus Newfleet Senior Floating Rate Fund (the “Funds”) as filed under Rule 497(e) on March 19, 2018. The purpose of this filing is to submit the 497(e) filing dated March 19, 2018 in XBRL for the Funds.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc: Ann Flood